Note 15 - Other Comprehensive Income (loss) (Details) - Changes in each component of other comprehensive income (loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Changes in each component of other comprehensive income (loss) [Abstract]0
Foreign currency translation adjustments	$ 956	¥ 90,014	¥ (9,539)	¥ (43,435)
Foreign currency translation adjustments	956	90,014	(9,539)	(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	380,637	56,384	(53,702)
Amount arising during the period	(1,451)	(136,649)	(20,242)	22,018
Amount arising during the period	2,591	243,988	36,142	(31,684)
Less: Reclassification adjustments for losses included in net income	210
Less: Reclassification adjustments for losses included in net income	(80)	(7,579)	(37,336)	31,803
Less: Reclassification adjustments for losses included in net income	130	12,209	53,728	(45,767)
Other	3	324	12,875	(167,634)
Other	3	324	12,875	(167,634)
Net unrealized holding gain (loss) during the period	4,252	400,425	147,448	(131,272)
Net unrealized holding gain (loss) during the period	(1,528)	(143,904)	(44,703)	(113,813)
Net unrealized holding gain (loss) during the period	2,724	256,521	102,745	(245,085)
Defined benefit pension plans:
Amount arising during the period	(986)	92,808	39,083	3,324
Amount arising during the period	354	33,319	14,030	1,363
Amount arising during the period	(632)	(59,489)	(25,053)	(1,961)
Less: Reclassification adjustments for gains included in net income	4	369	(12,263)	6,685
Less: Reclassification adjustments for gains included in net income	(1)	(132)	5,711	(2,741)
Less: Reclassification adjustments for gains included in net income	3	237	(6,552)	3,944
Net defined benefit pension plans	(982)	92,439	51,346	(3,361)
Net defined benefit pension plans	353	33,187	19,741	31,256
Net defined benefit pension plans	(629)	(59,252)	(31,605)	34,617
Other comprehensive income (loss)	4,226	398,000	86,563	(171,346)
Other comprehensive income (loss)	(1,175)	110,717	24,962	82,557
Other comprehensive income (loss)	$ 3,051	¥ 287,283	¥ 61,601	¥ (253,903)